Land use rights, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)
Land Use Rights, Net [Line Items]
Land use rights	¥ 15,253		¥ 11,787
Less: accumulated amortization	(925)		(662)
Net book value	14,328		11,125				$ 2,248
Amortization expenses	276		¥ 229		¥ 222
Amortization expenses related to the land use rights for future periods
2022	319
2023	319
2024	319
2025	319
2026	319
2027 and thereafter	¥ 12,733
Impairment charge | $		$ 0		$ 0		$ 0